Trade Payables - Summary of Trade Payables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables to associates	kr 413	kr 434
Trade payables excluding associates	29,760	27,334
Total	kr 30,173	kr 27,768